MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: max.berueffy@protective.com

February 29, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Protective Life Insurance Company
Registration Statement on Form S-3
For Modified Guaranteed Annuity Contracts
“Prosaver Platinum”

Dear Commissioners:

Protective Life Insurance Company (the “Company”) is transmitting the Registration Statement on Form S-3 referenced above for filing with the Securities and Exchange Commission (the “Commission”).  This Registration Statement relates to certain modified guaranteed annuity contracts (the “Contracts”) issued by the Company.

We will be filing a pre-effective amendment along with acceleration requests from the Company and the underwriter of the Contracts, requesting an effective date of May 1, 2016 for the Registration Statement.

The Company acknowledges that:

•                  should the Commission or the staff acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•                  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•                  the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments about this filing, please contact the undersigned at (205) 268-3581 or Thomas Bisset at (202) 383-0118.

Very truly yours,

/s/ Max Berueffy
Max Berueffy
Senior Associate Counsel

cc:                                Ms. Sally Samuel

Mr. Keith Gregory

Mr. Thomas Bisset